Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021
Leases [Abstract]
Operating lease cost	$ 94,606	$ 105,230	$ 299,735	$ 332,952	$ 449,394	$ 582,168
Finance lease cost:
Depreciation of property	639	0	1,022	0	184	2,500
Interest on lease liabilities	1,636	0	3,742	0	1,886	7,755
Variable lease cost	33,378	40,753	107,135	112,270	152,259	189,485
Sublease income	(15,744)	(9,929)	(42,554)	(34,735)	(43,922)	(12,574)
Total lease cost	$ 114,515	$ 136,054	$ 369,080	$ 410,487	$ 559,801	$ 769,334